SHARE-BASED COMPENSATION AND WARRANTS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
	Oct. 01, 2021	Apr. 25, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Detachable Warrants [Member]
Class of Warrant or Right [Line Items]
Number of detachable warrants issued	200,000	200,000
Weighted average exercise price	$ 3.00	$ 5.00
Fair value of detachable warrants	$ 0
Stock price	$ 0.25
Exercise price	$ 3.00
Risk free rate	4.57%
Volatility	25.00%
Warrant term	10 years
Detachable Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Volatility	10.00%
Detachable Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Volatility	25.00%
Employee [Member]
Class of Warrant or Right [Line Items]
Shares issued for compensation, value			$ 0		$ 0
Shares issued for compensation, shares				10,500		21,000
Consultants [Member]
Class of Warrant or Right [Line Items]
Shares issued for compensation, value			$ 22,500	$ 22,500	$ 45,000	$ 45,000
Shares issued for compensation, shares			275,556	38,656	546,983	77,326